RESTRICTED NET ASSETS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
ACCOUNTS RECEIVABLE, NET
Percentage of appropriation of statutory reserve from retained earnings after tax profits	10.00%
Percentage of appropriations of statutory reserve of registered capital	50.00%
Appropriation of statutory reserves	¥ 0	¥ 0	¥ 0
Accumulated reserves	7,300,000	7,300,000		$ 1.1
Restricted registered capital	140,300,000	144,500,000		20.1
Amount of restricted net assets	¥ 133,000,000	¥ 137,200,000		$ 19.0